Foreign Exchange (Gain) Loss, Net (Tables)	6 Months Ended
Jun. 30, 2019
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net
	Three Months Ended		Six Months Ended
For the periods ended June 30,	2019	2018	2019	2018
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(413)	210	(628)	477
Other	(6)	3	(20)	18
Unrealized Foreign Exchange (Gain) Loss	(419)	213	(648)	495
Realized Foreign Exchange (Gain) Loss	264	(1)	295	(6)
	(155)	212	(353)	489